 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending October 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
10/7/03	Shares of beneficial interest	19,000	6.7469	7.46	Merrill Lynch
10/8/03	Shares of beneficial interest	19,000	6.74	7.47	Merrill Lynch
10/9/03	Shares of beneficial interest	19,000	6.7391	7.45	Merrill Lynch
10/10/03	Shares of beneficial interest	19,000	6.7068	7.44	Merrill Lynch
10/10/03	Shares of beneficial interest	12,500	6.7	7.44	Merrill Lynch
10/13/03	Shares of beneficial interest	18,000	6.7287	7.44	Merrill Lynch
10/14/03	Shares of beneficial interest	12,900	6.6971	7.42	Merrill Lynch
10/15/03	Shares of beneficial interest	18,000	6.6994	7.40	Merrill Lynch
10/15/03	Shares of beneficial interest	13,300	6.7	7.40	Merrill Lynch
10/16/03	Shares of beneficial interest	17,000	6.7	7.38	Merrill Lynch
10/17/03	Shares of beneficial interest	5,200	6.67	7.39	Merrill Lynch
10/20/03	Shares of beneficial interest	6,400	6.67	7.40	Merrill Lynch
10/21/03	Shares of beneficial interest	19,000	6.7179	7.41	Merrill Lynch
10/22/03	Shares of beneficial interest	19,000	6.7	7.44	Merrill Lynch
10/24/03	Shares of beneficial interest	19,000	6.7414	7.46	Merrill Lynch
10/27/03	Shares of beneficial interest	18,000	6.7489	7.44	Merrill Lynch
10/28/03	Shares of beneficial interest	12,700	6.7379	7.47	Merrill Lynch
10/29/03	Shares of beneficial interest	18,000	6.75	7.45	Merrill Lynch

Total Shares Repurchased: 285,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management